Common shares - Reconciliation of Shares Outstanding (Details) - USD ($)					12 Months Ended
	Sep. 27, 2021	Jun. 14, 2021	May 21, 2020	May 17, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total amount (in dollars)
Balance, beginning of period					$ 2,883,742	$ 22,946,133	$ 14,640,765
Share issuances (in dollars)					38,203,671	9,943,886	20,959,867
Acquisition purchase price consideration (in dollars)							2,611,044
Option exercise (in dollars)					28,750		54,166
Balance, end of period					$ 16,589,332	$ 2,883,742	$ 22,946,133
Private placement
Number of Shares
Share issuances					2,353,347
Common Shares
Number of Shares
Balance, beginning of period (shares)					13,502,477	11,683,689	9,504,875
Acquisition purchase price consideration							286,347
Settlement of contingent consideration in shares					231,011
Option exercise					5,500		10,667
Redemption of warrants (in dollars)					1,800
Balance, end of period (shares)					17,801,885	13,502,477	11,683,689
Total amount (in dollars)
Balance, beginning of period					$ 60,129,642	$ 50,185,756	$ 26,882,622
Settlement of contingent consideration in shares (in dollars)					3,095,799
Acquisition purchase price consideration (in dollars)							2,611,044
Option exercise (in dollars)					46,875		87,883
Redemption of warrants					28,729
Balance, end of period					98,408,917	$ 60,129,642	$ 50,185,756
Common Shares | Private placement
Number of Shares
Share issuances		2,353,347		1,076,800			1,076,800
Total amount (in dollars)
Share issuances (in dollars)					$ 23,221,195		$ 11,883,667
Common Shares | Public offering
Number of Shares
Share issuances	1,707,750		1,818,788	805,000	1,707,750	1,818,788	805,000
Total amount (in dollars)
Share issuances (in dollars)					$ 11,886,677	$ 9,943,886	$ 8,720,540